Balance Sheet Offsetting (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total
Gross Amounts of Recognized Liabilities	$ 276,868	$ 182,405	$ 202,828
Gross Amounts Offset in the Balance Sheets	(91)		(975)
Net Amounts of Liabilities Presented in the Balance Sheets	276,777	182,405	201,853
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(262,930)	(182,375)	(200,828)
Cash Collateral Pledged	(7,845)	(17)	(249)
Net Amount	6,002	13	776
Institutional counterparties
Securities Loaned:
Gross Amounts of Recognized Liabilities	133,162	74,913	115,102
Net Amounts of Liabilities Presented in the Balance Sheets	133,162	74,913	115,102
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(133,162)	(74,913)	(115,102)
Repurchase Agreement:
Gross Amounts of Recognized Liabilities	5,912
Net Amounts of Liabilities Presented in the Balance Sheets	5,912
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	(5,912)
Derivatives:
Gross Amounts of Recognized Liabilities	13,938	30
Gross Amounts Offset in the Balance Sheets	(91)
Net Amounts of Liabilities Presented in the Balance Sheets	13,847	30
Gross Amounts Not Offset in the Balance Sheets
Cash Collateral Pledged	(7,845)	(17)
Net Amount	6,002	13
Institutional counterparties | Forward sales of MBSs
Derivatives:
Gross Amounts of Recognized Liabilities		30	2,000
Gross Amounts Offset in the Balance Sheets			(975)
Net Amounts of Liabilities Presented in the Balance Sheets		30	1,025
Gross Amounts Not Offset in the Balance Sheets
Cash Collateral Pledged		(17)	(249)
Net Amount		13	776
Customer counterparties
Repurchase Agreement:
Gross Amounts of Recognized Liabilities	123,856	107,462	85,726
Net Amounts of Liabilities Presented in the Balance Sheets	123,856	107,462	85,726
Gross Amounts Not Offset in the Balance Sheets
Financial Instruments	$ (123,856)	$ (107,462)	$ (85,726)